Document and Entity Information	12 Months Ended
Feb. 29, 2012
Entity Registrant Name	TAL Education Group
Entity Central Index Key	0001499620
Document Type	20-F
Document Period End Date	Feb 29, 2012
Amendment Flag	false
Current Fiscal Year End Date	--02-29
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A Common shares
Entity Common Stock, Shares Outstanding	45,277,044
Class B Common shares
Entity Common Stock, Shares Outstanding	109,681,000

CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 29, 2012	Feb. 28, 2011
Current assets
Cash and cash equivalents	$ 188,579,767	$ 173,165,661
Term deposits	10,328,116	25,870,071
Available-for-sale securities	361,803	465,709
Inventory	223,611	117,827
Deferred tax assets-current	1,729,758	1,082,932
Prepaid expenses and other current assets	9,011,975	4,746,929
Total current assets	210,235,030	205,449,129
Property and equipment, net	76,726,219	7,515,325
Deferred tax assets-non-current	490,222	668,096
Rental deposit	4,545,605	2,818,126
Intangible assets, net	183,523	656,785
Goodwill	548,825	662,583
Long-term prepayments	1,923,481
Total assets	294,652,905	217,770,044
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of 736,655 and 1,993,297 as of February 28, 2011 and February 29, 2012, respectively)	2,863,596	911,254
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to TAL Education Group of 34,169,473 and 50,395,945 as of February 28, 2011 and February 29, 2012, respectively)	85,594,032	50,678,025
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to TAL Education Group of 79,893 and nil as of February 28, 2011 and February 29, 2012, respectively)		79,893
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of 5,729,657 and 9,546,915 as of February 28, 2011 and February 29, 2012, respectively)	15,284,190	8,053,980
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of 2,650,269 and 2,206,266 as of February 28, 2011 and February 29, 2012, respectively)	637,302	2,877,887
Total current liabilities	104,379,120	62,601,039
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of 85,248 and 45,881 as of February 28, 2011 and February 29, 2012, respectively)	156,494	117,781
Total liabilities	104,535,614	62,718,820
Commitments and contingencies (Note16)
TAL Education Group Shareholders' Equity
Additional paid-in capital	119,769,989	112,055,718
Statutory reserve	10,502,713	8,240,697
Retained earnings	54,779,267	32,727,630
Accumulated other comprehensive income	4,910,364	1,874,579
Total TAL Education Group's Equity	190,117,291	155,051,224
Total liabilities and equity	294,652,905	217,770,044
Class A Common shares
TAL Education Group Shareholders' Equity
Common shares	45,277	27,600
Total TAL Education Group's Equity	45,277	27,600
Class B Common shares
TAL Education Group Shareholders' Equity
Common shares	109,681	125,000
Total TAL Education Group's Equity	$ 109,681	$ 125,000

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Feb. 29, 2012	Feb. 28, 2011
Accounts payable	$ 2,863,596	$ 911,254
Deferred revenue	85,594,032	50,678,025
Amounts due to related parties		79,893
Income tax payable	637,302	2,877,887
Deferred tax liabilities-non-current	156,494	117,781
Variable Interest Entity
Accounts payable	1,993,297	736,655
Deferred revenue	50,395,945	34,169,473
Amounts due to related parties		79,893
Accrued expenses and other current liabilities	9,546,915	5,729,657
Income tax payable	2,206,266	2,650,269
Deferred tax liabilities-non-current	$ 45,881	$ 85,248
Class A Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	45,277,044	27,600,000
Common shares, shares outstanding (in shares)	45,277,044	27,600,000
Class B Common shares
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	500,000,000	500,000,000
Common shares, shares issued (in shares)	109,681,000	125,000,000
Common shares, shares outstanding (in shares)	109,681,000	125,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Net revenues	$ 177,519,672	$ 110,588,299	$ 69,288,547
Cost of revenues	(95,587,218)	(56,142,838)	(37,433,811)
Gross profit	81,932,454	54,445,461	31,854,736
Operating expenses
Selling and marketing	(23,166,231)	(9,934,938)	(5,591,218)
General and administrative	(37,814,962)	(19,085,014)	(10,853,565)
Impairment loss on intangible assets and goodwill	(139,660)
Total operating expenses	(61,120,853)	(29,019,952)	(16,444,783)
Government subsidies	213,270	148,537
Income from operations	21,024,871	25,574,046	15,409,953
Interest income	3,499,926	1,346,284	323,801
Interest expense		(59,212)	(40,643)
Other (expenses)/income	4,180,703	1,718	(124,839)
Gain from sales of available-for-sale securities		6,429
Gain on extinguishment of liabilities		134,370
Impairment loss on long-term investment	(235,397)
Income before income tax provision	28,470,103	27,003,635	15,568,272
Provision for income tax	(4,156,450)	(2,628,090)	(1,364,635)
Net income from continuing operations	24,313,653	24,375,545	14,203,637
Net income/ (loss) from discontinued operations, net of tax effects of $(13,890), $81,391, and $nil for years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively		(334,395)	41,322
Net income	24,313,653	24,041,150	14,244,959
Net income attributable to TAL Education Group shareholders	$ 24,313,653	$ 24,041,150	$ 14,244,959
Net income per common share
Basic from continuing operations (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Basic from discontinued operations (in dollars per share)		$ 0	$ 0
Basic (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Diluted from continuing operations (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Diluted from discontinued operations (in dollars per share)		$ 0	$ 0
Diluted (in dollars per share)	$ 0.16	$ 0.18	$ 0.11
Weighted average shares used in calculating net income per common share
Basic (in shares)	154,000,219	131,911,539	120,000,000
Diluted (in shares)	155,874,381	136,445,635	125,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2011	Feb. 28, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net (loss)/income from discontinued operations, tax effects	$ 81,391	$ (13,890)

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (USD $)	Total	Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total comprehensive income	Class A Common shares	Class B Common shares	Class B Common shares Common shares subscription receivable
Balance at Feb. 28, 2009	$ 3,355,345	$ 559,898	$ 2,660,818	$ 21,400	$ 113,229			$ 120,000	$ (120,000)
Balance (in shares) at Feb. 28, 2009								120,000,000
Increase (Decrease) in Stockholders' Equity
Capital contribution	219,743	219,743
Net income	14,244,959			14,244,959		14,244,959
Provision for statutory reserve			2,196,625	(2,196,625)
Foreign currency translation adjustment	21,493				21,493	21,493
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $30,474, $(712) and $(28,177) for the year ended 2012, 2011 and 2010 respectively	84,531				84,531	84,531
Total comprehensive income						14,350,983
Balance at Feb. 28, 2010	17,926,071	779,641	4,857,443	12,069,734	219,253			120,000	(120,000)
Balance (in shares) at Feb. 28, 2010								120,000,000
Increase (Decrease) in Stockholders' Equity
Subscription received	120,000								120,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering	9,000,000	8,995,000						5,000
Conversion of Series A convertible redeemable prefer shares upon initial public offering (in shares)								5,000,000
Issuance of Class A common shares, net of issuance cost of $(2,430,995)	127,002,205	126,974,605					27,600
Issuance of Class A common shares, net of issuance cost of $(2,430,995) (in shares)							27,600,000
Net income	24,041,150			24,041,150		24,041,150
Provision for statutory reserve			3,383,254	(3,383,254)
Dividends to shareholders	(30,000,000)	(30,000,000)
Share-based compensation	5,306,472	5,306,472
Foreign currency translation adjustment	1,658,010				1,658,010	1,658,010
Transfer to statements of operations of realized gains on available for sale securities, net of tax effect of $1,607	(4,822)				(4,822)	(4,822)
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $30,474, $(712) and $(28,177) for the year ended 2012, 2011 and 2010 respectively	2,138				2,138	2,138
Total comprehensive income						25,696,476
Balance at Feb. 28, 2011	155,051,224	112,055,718	8,240,697	32,727,630	1,874,579		27,600	125,000
Balance (in shares) at Feb. 28, 2011							27,600,000	125,000,000
Increase (Decrease) in Stockholders' Equity
Conversion of Class B common shares to Class A common shares							15,319	(15,319)
Conversion of Class B common shares to Class A common shares (in shares)							15,319,000	(15,319,000)
Net income	24,313,653			24,313,653		24,313,653
Provision for statutory reserve			2,262,016	(2,262,016)
Issuance of common shares pursuant to stock plan	(184,614)	(186,972)					2,358
Issuance of common shares pursuant to stock plan (in shares)							2,358,044
Share-based compensation	7,901,243	7,901,243
Foreign currency translation adjustment	3,127,206				3,127,206	3,127,206
Net unrealized gains (loss) on available-for-sale securities, net of tax effect of $30,474, $(712) and $(28,177) for the year ended 2012, 2011 and 2010 respectively	(91,421)				(91,421)	(91,421)
Total comprehensive income						27,349,438
Balance at Feb. 29, 2012	$ 190,117,291	$ 119,769,989	$ 10,502,713	$ 54,779,267	$ 4,910,364		$ 45,277	$ 109,681
Balance (in shares) at Feb. 29, 2012							45,277,044	109,681,000

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME
Issuance of Class A common shares, issuance cost		$ (2,430,995)
Transfer to statements of operations of realized gains on available for sale securities, tax effect		1,607
Net unrealized gains (losses) on available-for-sale securities, tax effect	$ 30,474	$ (712)	$ (28,177)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Cash flows from operating activities
Net income from continuing operations	$ 24,313,653	$ 24,375,545	$ 14,203,637
Adjustments to reconcile net income to net cash provided by continuing operating activities
Depreciation of property and equipment	5,203,847	2,786,645	1,271,274
Amortization of intangible assets	490,883	678,933	790,849
Loss on disposal of property and equipment	70,637
Share-based compensation	7,901,243	5,306,472
Impairment loss on intangible assets and goodwill	139,660
Impairment loss on long-term investment	235,397
Gain on extinguishment of liabilities		(133,159)
Changes in operating assets and liabilities
Amounts due from related parties			92,247
Inventory	(105,784)	9,510	(120,688)
Prepaid expenses and other current assets	(4,265,046)	(2,639,484)	(835,110)
Deferred income taxes	(430,239)	(673,512)	(544,098)
Rental deposit	(1,727,479)	(667,358)	(1,228,785)
Accounts payable	1,582,054	(60,198)	987,204
Deferred revenue	34,916,007	21,202,797	11,349,755
Amounts due to related parties		(28,626)	6,954
Accrued expenses and other current liabilities	7,313,423	1,516,279	3,212,393
Income tax payable	(2,240,585)	2,359,117	(2,087,861)
Net cash provided by operating activities-continuing operations	73,397,671	54,032,961	27,097,771
Net cash provided by/(used in) operating activities-discontinued operations		(210,338)	77,502
Net cash provided by operating activities	73,397,671	53,822,623	27,175,273
Cash flows from investing activities
Term deposits	15,541,955	(25,870,071)
Purchase of property and equipment (building comprised of $nil, $nil, and $(62,474,175) for years ended February 28, 2010, February 28, 2011 and February 29, 2012)	(72,631,938)	(5,164,709)	(3,781,617)
Proceeds from disposal of property and equipment	3,224
Prepayments for purchase of intangible assets	(1,891,637)
Purchase of available-for-sale securities			(1,464,231)
Sales of available-for-sale securities		1,470,660
Long-term investment in Holiday School	(117,363)
Net cash used in investing activities-continuing operation	(59,095,759)	(29,564,120)	(5,245,848)
Net cash used in investing activities-discontinued operations		(3,829)	(4,280)
Net cash used in investing activities	(59,095,759)	(29,567,949)	(5,250,128)
Cash flows from financing activities
Proceeds from initial public offering		129,433,200
Payment of issuance cost in connection with IPO	(387,000)	(2,094,905)
Capital contributed from shareholders			219,743
Payment of deferred acquisition consideration		(344,909)	(180,345)
Distribution to shareholders			(1,442,020)
Dividend to shareholders		(30,000,000)
Class B common shares subscription received		120,000
Issuance/ (payback) of convertible loan		(500,000)	500,000
Payment for previous acquisition	(83,022)
Net cash (used in)/provided by financing activities	(470,022)	96,613,386	(902,622)
Effect of exchange rate changes	1,582,216	1,545,120	37,057
Net increase in cash and cash equivalents	15,414,106	122,413,180	21,059,580
Cash and cash equivalents at the beginning of year	173,165,661	50,752,481	29,692,901
Cash and cash equivalents at the end of year	188,579,767	173,165,661	50,752,481
Less: cash and cash equivalents of discontinued operation at the end of year			113,689
Cash and cash equivalents of continuing operations at the end of year	188,579,767	173,165,661	50,638,792
Supplement disclosure of cash flow information:
Income tax paid	6,686,919	2,846,739	3,997,584
Interest expense paid		53,014
Non-cash investing and financing activities:
Payable for purchase of property and equipment	370,288	177,932	125,430
Payable for investment in Holiday School	$ 119,171

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Feb. 29, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                                      ORGANIZATION AND PRINCIPAL ACTIVITIES

TAL Education Group (the “Company” or “TAL”) was incorporated in the Cayman Islands on January 10, 2008 to be the holding company for a group of companies engaged in provision of high quality after-school tutoring programs for primary and secondary school students in the People’s Republic of China (the “PRC”).  At the time of its incorporation and through the VIE arrangements as described below, the ownership interest of the Company was held by Bangxin Zhang, Yundong Cao, Yachao Liu and Yunfeng Bai (collectively , “the founding shareholders”).

The Company, its subsidiaries, its consolidated Variable Interest Entities (“VIEs”) and VIEs’ subsidiaries are collectively referred to as the “Group”.

As of February 29, 2012, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries are as follows:

		Place of
	Later of date of	incorporation (or	Percentage
	incorporation	establishment)	of economic
Name	or acquisition	/operation	ownership	Principal activities

Subsidiaries:

Xueersi International Education Group Limited (“Xueersi Hong Kong”)	March 11, 2008	Hong Kong	100%	Holding company

TAL Education Technology (Beijing) Co., Ltd. (“TAL Beijing”)	May 8, 2008	Beijing	100%	Software sales, and consulting service

Beijing Huanqiu Zhikang Shidai Education Consulting Co., Ltd. (“Huanqiu Zhikang”)	September 17, 2009	Beijing	100%	Education and management consulting service

Beijing Yidu Huida Education Technology Co., Ltd. (“Yidu Huida”)	November 11, 2009	Beijing	100%	Software sales and consulting service

Yidu Technology Group (“Yidu Cayman”)	February 2, 2012	Cayman Islands	100%	Holding company

Variable interest entities:

Beijing Xueersi Education Technology Co., Ltd. (“Xueersi Education”)	December 31, 2005	Beijing	100%	Sales of educational materials and products

Beijing Xueersi Network Technology Co., Ltd. (“Xueersi Network”)	August 23, 2007	Beijing	100%	On-line education

Beijing Dongfangrenli Science & Commerce Co., Ltd. (“Beijing Dongfangrenli”)	September 28, 2011	Beijing	100%	Study aboard intermediary service

VIEs’ subsidiaries:

Beijing Haidian District Xueersi Training School (“Beijing Haidian School”)	July 3, 2006	Beijing	100%	After-school tutoring for primary and secondary school students

Beijing Dongcheng District Xueersi Training School (“Beijing Dongcheng School”)	March 21, 2008	Beijing	100%	After-school tutoring for primary and secondary school students

Beijing Zhikang Culture Distribution Co., Ltd. (“Zhikang”)	June 30, 2008	Beijing	100%	After- school tutoring for primary and secondary school students

Wuhan Jianghan District Xueersi English Training School (“Wuhan Jianghan School”) *	July 1, 2008	Wuhan	100%	Language education

Shanghai Lehai Science and Technology Information Co., Ltd. (“Shanghai Lehai”)	August 1, 2008	Shanghai	100%	Technology development and consulting service

Shanghai Changning District Xueersi-Lejiale School (“Shanghai Changning School”)	August 1, 2008	Shanghai	100%	After-school tutoring for primary and secondary school students

Shanghai Minhang District Lejiale School (“Shanghai Minhang School”)	August 1, 2008	Shanghai	100%	Language education

Beijing Xicheng District Xueersi Training School (“Beijing Xicheng School”)	April 2, 2009	Beijing	100%	After-school tutoring for primary and secondary school students

Shanghai Xueersi Education Information Consulting Co., Ltd. (“Shanghai Education”)	July 2, 2009	Shanghai	100%	Educational information consulting and educational software development

Tianjin Xueersi Education Information Consulting Co., Ltd. (“Tianjin Education”)	August 14, 2009	Tianjin	100%	Educational information consulting service

Guangzhou Xueersi Education Technology Co., Ltd. (“Guangzhou Education”)	August 16, 2009	Guangzhou	100%	Educational technology research and development

Shenzhen Xueersi Education Technology Co., Ltd. (“Shenzhen Education”)	December 22, 2009	Shenzhen	100%	Teaching software research and development

Beijing Haidian District Lejiale Training School (“Beijing Lejiale School”)	March 22, 2010	Beijing	100%	After-school tutoring for primary and secondary school students

Tianjin Hexi District Xueersi Training School (“Hexi Xueersi School”)	August 3, 2010	Tianjin	100%	After-school tutoring for primary and secondary school students

Hangzhou Xueersi Education Consulting Co., Ltd. (“Hangzhou Education”)	December 1, 2010	Hangzhou	100%	Educational information consulting and educational software development

Wuhan Jiang’an District Xueersi Training School (“Wuhan Jiang’an School”)	December 16, 2010	Wuhan	100%	After-school tutoring for primary and secondary school students

Beijing Chaoyang District Xueersi Training School (“Beijing Chaoyang School”)	January 17, 2011	Beijing	100%	After-school tutoring for primary and secondary school students

Beijing Xueersi Nanjing Education Consulting Co., Ltd. (“Nanjing Education”)	January 24, 2011	Nanjing	100%	Educational information consulting and educational software development

Xi’an Xueersi Network Technology Co., Ltd. (“Xi’an Network”)	February 15, 2011	Xi’an	100%	Software sales, and consulting service

Shanghai Xueersi Network Technology Co., Ltd. (“Shanghai Network”)	March 10, 2011	Shanghai	100%	Software sales, and consulting service

Chengdu Xueersi Education Consulting Co., Ltd. (“Chengdu Education”)	March 18, 2011	Chengdu	100%	Educational information consulting and educational software development

Beijing Shijingshan District Xueersi Training School (“Beijing ShijingshanSchool”)	January 4, 2012	Beijing	100%	After-school tutoring for primary and secondary school students

TaiyuanYingze District Xueersi Training School (“ Taiyuan Yingze School”)	February 21, 2012	Taiyuan	100%	After-school tutoring for primary and secondary school students

Suzhou Xueersi Network Technology Co., Ltd. (“Suzhou Network”)	February 21, 2012	Suzhou	100%	Software sales, and consulting service

Chongqing Shapingba District Xueersi Education Training School (“Chongqing Shapingba School”)	February 24, 2012	Chongqing	100%	After-school tutoring for primary and secondary school students

*                                         Previously known as Wuhan Jianghanqu Xiaoxinxing EnglishTraining School and the name change permit granted by governmental authority in December 2010.

The VIE arrangements

PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing education services outside China.  As a Cayman Islands company, the Company is deemed a foreign legal person under the PRC laws.

To comply with the PRC laws and regulations, the Group provides and plans to provide most of its services in the PRC through its VIEs, Xueersi Education, Xueersi Network, Beijing Dongfangrenli and their subsidiaries. To provide the Company the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries, the Company’s wholly owned subsidiary, TAL Beijing entered into a series of contractual arrangements with Xueersi Education Xueersi Network and their respective shareholders on February 12, 2009 with exclusive business cooperation agreement superseded by the new one entered into on June 25, 2010. In addition, on December 27, 2011, TAL Beijing entered into a series of contractual arrangements with Beijing Dongfangrenli and their respective shareholders.

·                                          Agreements that transfer economic benefits to TAL Beijing or its designated affiliates

Series of exclusive technology support and service agreements: Pursuant to Exclusive Business Cooperation Agreement entered into in June 2010, by and among TAL Beijing, Xueersi Education, Xueersi Network, and the shareholders of Xueersi Education and Xueersi Network, TAL Beijing or its designated affiliates have the exclusive right to provide each of Xueersi Education and Xueersi Network and their subsidiaries comprehensive intellectual property licensing and various technical and business support services. Pursuant to the Exclusive Service Agreement entered into by and among TAL Beijing, Beijing Dongfangrenli and its shareholders in December 2011, TAL Beijing and its designated affiliates have the exclusive right to provide Beijing Dongfangrenli and its subsidiaries (if any) comprehensive technical and business support services. The services under each of these agreements include, but are not limited to, employee training, technology development, transfer and consulting services, public relation services, market survey, research and consulting services, market development and planning services, human resource and internal information management, network development, upgrade and ordinary maintenance services, and software and trademark licensing and other additional services as the parties may mutually agree from time to time. TAL Beijing owns the exclusive intellectual property rights developed in the performance of these agreements.  As consideration for these services, TAL Beijing and its designated affiliates is entitled to charge the VIEs and VIEs’ subsidiaries annual service fees and adjust the service fee rates from time to time at its discretion. The agreements are effective within the operation term of TAL Beijing, the VIEs and VIEs’ subsidiaries according to PRC Law, unless earlier terminated by mutual agreement of all parties.

Call option agreement: Pursuant to the call option agreement, by and among TAL Beijing, VIEs and their subsidiaries, the shareholders of VIEs unconditionally and irrevocably granted TAL Beijing or its designated party an exclusive option to purchase from VIEs’ shareholders, to the extent permitted under PRC law, part of or all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions.  TAL Beijing has sole discretion to decide when to exercise the option, whether in part or in full. Unless earlier terminated by mutual agreement of all parties, this agreement shall remain effective until TAL Beijing exercise its purchase right to purchase all VIEs’ equity interests according to this agreement.

Equity pledge agreement: Pursuant to the equity pledge agreement, the shareholders of the VIEs unconditionally and irrevocably pledged all of their equity interests, including the right to receive declared dividends and the voting rights, in the VIEs to TAL Beijing to guarantee VIEs’ performance of their obligations under the technology support and service agreements.  The shareholders of the VIEs agree that, without prior written consent of TAL Beijing, they will not transfer or dispose the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice TAL Beijing’s interest. This agreement is effective over the same term as the exclusive technology support and service agreements and can only be terminated when all the obligations under the exclusive technology support and service agreements are completely fulfilled.

Letter of Undertaking.  All of the shareholders of Xueersi Education and Xueersi Network have executed a letter of undertaking to covenant with and undertake to TAL Beijing that, if, as the respective shareholders of Xueersi Education and Xueersi Network, such shareholders receive any dividends, interests, other distributions or remnant assets upon liquidation from Xueersi Education and Xueersi Network, such shareholders shall, to the extent permitted by applicable laws, regulations and legal procedures, remit all such income after payment of any applicable tax and other expenses required by laws and regulations to TAL Beijing without any compensation therefore. All of the shareholders of Beijing Dongfangrenli have made similar undertakings in the option agreement, date December 27, 2011, described above.

·                                          Agreements that provide TAL Beijing effective control over the VIEs

Power of attorney: The shareholders of the VIEs have executed an irrevocable power of attorney appointing TAL Beijing, or any person designated by TAL Beijing as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs.  This agreement remains effective during the entire period when they are shareholders of the VIEs.

The articles of associations of VIEs state that the major rights of the shareholders in shareholders’ meeting include the power to approve the operating strategy and investment plan, elect the members of board of directors and approve their compensation and review and approve annual budget and earning distribution plan.  Therefore, through the irrevocable power of attorney arrangement TAL Beijing has the ability to exercise effective control over VIEs through shareholder votes and through such votes to also control the composition of the board of directors.  In addition, the senior management team of VIEs is the same as that of TAL Beijing. As a result of these contractual rights, the Company has the power to direct the activities of the VIEs that most significantly impact their economic performance.

Spousal consent letter: The spouse of each of the shareholders of the VIEs entered into a spousal consent letter to acknowledge that she is aware of, and consents to, the execution by her spouse of the equity pledge agreement, the call option agreement and the power of attorney described above. Each spouse further agrees that she will not take any actions or raise any claims to interfere with performance by her spouse of the obligations under the above mentioned agreements.

Through the above contractual arrangements, TAL Beijing has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive substantially all the benefits from the VIEs, it is considered the primary beneficiary of the VIEs and their subsidiaries, and accordingly, the results of operations, assets and liabilities of the VIEs and their subsidiaries are consolidated in the Group’s financial statements.

·                                          Risks in relation to the VIE structure

The Company believes that TAL Beijing’s contractual arrangements with the VIEs and their respective subsidiaries, schools and shareholders are in compliance with PRC law and are legally enforceable.  However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Group would be subject to fines or potential actions by the relevant PRC regulatory authorities with broad discretions, which could include:

·                  revoke the Group’s business and operating licenses;

·                  require the Group to discontinue or restrict its operations;

·                  restrict the Group’s right to collect revenues;

·                  block the Group’s websites;

·                  require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

·                  impose additional conditions or requirements with which the Group may not be able to comply; or

·                  take other regulatory or enforcement actions against the Group that could be harmful to its business.

The imposition of any of these penalties could result in a material adverse effect on the Company’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs, VIEs’ subsidiaries and schools, or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs, VIEs’ subsidiaries and schools. The Company does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation or dissolution of the Company, TAL Beijing, or the VIEs and their respective subsidiaries and schools.

The following financial statement balances and amounts of the Company’s VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions:

	As of February 28,	As of February 29,
	2011	2012

Total current assets	$58,401,693	$67,219,647
Total non-current assets	10,342,650	57,431,354

Total assets	68,744,343	124,651,001

Total current liabilities	43,365,947	64,142,423
Total non-current liabilities	85,248	45,881

Total liabilities	$43,451,195	$64,188,304

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net revenues	$68,579,689	$96,679,369	$142,650,139
Net income	$14,219,035	$33,398,766	$45,236,929

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net cash provided by operating activities	$21,534,321	$15,437,897	$44,458,648
Net cash used in investing activities	$(5,245,848)	$(2,558,536)	$(27,017,006)
Net cash used in financing activities	$(1,402,622)	$(344,909)	$—

There are no consolidated VIE assets that are collateral for the VIE’s obligations and can only be used to settle the VIE’s obligation.

The following financial statement balances and amounts of the Company and its subsidiaries, excluding the Company’s VIEs, were included in the accompanying consolidated financial statements after the elimination of the inter-company transactions and balances:

	As of February 28,	As of February 29,
	2011	2012

Total current assets	$147,047,436	$143,015,383
Total non-current assets	1,978,265	26,986,521

Total assets	149,025,701	170,001,904

Total current liabilities	19,235,092	40,236,697
Total non-current liabilities	32,533	110,613

Total liabilities	$19,267,625	$40,347,310

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net revenues	$708,858	$13,908,930	$34,869,533
Net income	$25,924	$(9,357,616)	$(20,923,276)

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net cash provided by operating activities	$5,640,952	$38,384,726	$28,939,023
Net cash used in investing activities	$(4,280)	$(27,009,413)	$(32,078,753)
Net cash provided by/ (used in) financing activities	$500,000	$96,958,295	$(470,022)

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Feb. 29, 2012
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2.             SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its wholly owned subsidiaries and its VIEs and their subsidiaries.  All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets, liabilities, revenue, costs, and expenses, and the disclosure of contingent assets and liabilities.  Actual results could differ from those estimates.  Significant accounting estimates reflected in the Group’s consolidated financial statements include the forfeiture rate for share-based compensation, valuation allowance for deferred tax assets, the useful lives of property and equipment and intangible assets, impairment of available-for-sale securities, intangible assets, long-lived assets, goodwill and long term investment.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments, which are unrestricted as to withdrawal or use, and which have remaining maturities of three months or less when purchased.

Term deposits

Term deposits consist of deposits placed with financial institutions with original maturities of greater than three months and less than one year.

Available-for-sale securities

Available-for-sale securities are carried at their fair value.  Unrealized gains and losses excluded from the changes in fair value are included in accumulated other comprehensive income.

The Group reviews its available-for-sale securities for other-than-temporary impairment in accordance with authoritative guidance based on the specific identification method. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its available-for-sale securities.  If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Group’s intent and ability to hold the investment.  Other-than-temporary impairments below costs are recognized as a loss in the consolidated statements of operations.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and amortization.  Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Building	35-40 years
Computer, network equipment and software	3 years
Vehicles	4-5 years
Office equipment and furniture	3-5 years
Leasehold improvement	Shorter of the lease term or estimated useful lives

Acquired intangible assets, net

Acquired intangible assets other than goodwill consist of domain names, partnership agreement, trade name, student base, non-compete agreement, and educational license, and are carried at cost, less accumulated amortization and impairment.  Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives. Student base is amortized using the estimated attrition pattern and graduation rates of the acquired schools. The amortization periods by major intangible asset classes are as follows:

Trade name	10.0 years
Student base	3.5 years
Partnership agreement	2.6-3.5 years
Domain names	3.0 years
Non-compete agreement	2.0-3.0 years
Educational license	0.9-2.0 years

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable.  When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition.  If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets.

Impairment of goodwill

Goodwill is not amortized but tested for impairment on an annual basis and between annual tests in certain circumstances.  Goodwill impairment is tested using a two-step approach.  The first step compares the fair value of a reporting unit to its carrying amount, including goodwill.  If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required.  If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount.  If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess.  The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.  The Group performs its annual goodwill impairment test on the last day of each fiscal year.

Revenue recognition

Revenue is recognized when earned and is reported net of business tax.

The primary sources of the Group’s revenues are as follows:

(a)           Educational programs and services

The educational programs and services primarily consist of after-school group tutoring, after-school one-on-one tutoring and training courses for preschool children. Tuition revenue is generally collected in advance and is initially recorded as deferred revenue. Tuition revenue is recognized proportionately as the tutoring sessions are delivered. The revenue for educational programs and services for the years ended February 28 2010, February 28, 2011 and February 29, 2012 are $68,833,240, $108,341,605 and $171,331,866, respectively.

Generally, for small-class courses consisting of more than seven classes per course, the Group offers refunds for any remaining classes to students who decide to withdraw from a course, provided the course is less than two-thirds completed at the time of withdrawal.

The refund is equal to and limited to the amount related to the undelivered classes. After two-thirds of a small-class course is delivered, no refund will be provided. For small-class courses with less than seven classes, no refund will be provided after the commencement of the courses. For preschool courses, the Group offers refunds of 60% of courses fees received to students that withdraw from a course, provided the course is less than one-third completed at the time of withdrawal. After one-third of the course is completed, no refund will be provided. For personalized premium services, a student can withdraw at any time and receive a refund equal to and limited to the amount related to the undelivered classes.  The refund is recorded as a reduction of the related deferred revenue and has no impact on the recognized revenue. Historically, the Group has not experienced material refunds on the recognized revenue, and as such, no accrual for estimated refunds is deemed necessary.

The Group sends out coupons to attract both existing and prospective students to enroll in its courses.  The coupon has fixed dollar amounts and can only be used against future courses.  The coupon is accounted for as a reduction of revenue when the relevant revenue is recognized in the consolidated statements of operations.

(b)           Online education services

The online education services provided by the Group to its customers include audio-video course content. The revenue for online education services for the year ended February 28, 2010,  February 28, 2011 and February 29, 2012 are $nil, $1,967,882 and $5,736,664, respectively.

Customers enroll for online courses through the use of prepaid study cards or payment to the Group’s on-line accounts.  The proceeds collected from the online course education are initially recorded as deferred revenue.  Revenues are recognized on a straight line basis over the subscription period from the date in which the students activate the courses to the date in which the subscribed courses end. Refunds are provided to the students who decide to withdraw from the subscribed courses within the course offer period, which generally ranges from one month to six months, and a proportional refund is based on the percentage of untaken courses to the total courses offered. Historically, the Group has not experienced material refunds, and as such, no accrual for estimated refunds is deemed necessary.

(c)           Educational materials and others

The Group sells educational materials to students at the Group’s service centers. Revenue is recognized after a service contract is signed, the price is fixed or determinable, educational materials are delivered and collection of the receivables is reasonably assured. The revenue for educational materials and others for the year ended February 28, 2010, February 28, 2011 and February 29, 2012 are $455,307, $278,812 and $451,142, respectively.

Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The estimate of forfeiture rate will be adjusted over the requisite service period to the extent that actual forfeiture rate differs, or is expected to differ, from such estimates.  Changes in estimated forfeiture rate will be recognized through a cumulative catch-up adjustment in the period of change.

Value added tax

TAL Beijing, Xueersi Education, Yidu Huida, Xian Network, Guangzhou Education, and Shenzhen Education are subject to value added tax (“VAT”), for the guidance materials and the inter-company sales of self-developed software in accordance with the PRC tax laws.  For small scale VAT payer, the VAT rate is 3% of the gross sales and for general VAT payer; the VAT rate is 17% of the gross sales generally.  TAL Beijing and Xueersi Education are deemed as general VAT payer since January 2010 and August 2010 respectively.  For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance between input VAT and output VAT is reflected in the accounts under other taxes payable.

For certain software related products that are qualified as “software products” by PRC tax authorities; the Group can pay VAT at 17% first and then receive 14% refund after it is paid. The Group records VAT refund receivables on accrual basis.

For the calendar year 2009, TAL Beijing filed its VAT return at the rate of 3%.  For the calendar year 2010, 2011 and 2012, it files its VAT return at a rate of 17% and enjoys a 14% VAT refund. From August 2010, Xueersi Education filed its VAT return at the rate of 13% for the guidance books that enjoyed a preferential tax rate. Yidu Huida, Xian Network, Guangzhou Education and Shenzhen Education filed its VAT return at the rate of 3% from the date of their incorporation.

Business tax

The Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to business tax and surcharges at a rate of 3.3% to 5.6% on revenues related to certain types of services. The net revenues are presented net of those taxes incurred.

Operating leases

Leases where substantially all the rewards and risks of the ownership of the assets remain with the leasing companies are accounted for as operating leases.  Payments made for the operating leases are charged to the consolidated statements of operations on a straight-line basis over the shorter of the lease term or estimated useful life, and have been included in the operating expenses in the consolidated statements of operations.

Advertising costs

The Group expenses advertising costs as incurred.  Total advertising costs incurred were $487,333, $271,484, and $2,718,675 for the years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively, and have been included in selling and marketing expenses in the consolidated statements of operations.

Government subsidies

The Group reports government subsidies as other operating income when received from local government authority. There is no limitation on the use of the subsidies so far received. And the receipt of such subsidies does not subject the Group to any additional governmental regulations, future obligations or performance requirement. Government subsidies received totaled $nil, $148,537 and $213,270 for the years ended February 28, 2010,February 28,2011, and February 29, 2012, respectively.

Foreign currency translation

The functional and reporting currency of the Company is the United States dollar. The functional currency of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries in the PRC is Renminbi (“RMB”).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date.  Nonmonetary assets and liabilities are re-measured into the applicable functional currencies at historical exchange rates.  Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates.  Transaction gains and losses are recognized in the consolidated statements of operations. For the years ended February 28, 2010, February 28, 2011 and February 29, 2012 the Group recorded exchange losses of $9,480, $80,480 and a gain of $4,211,173 respectively in other income in the consolidated statements of operations.

For translating the results of the PRC subsidiaries into the functional currency of the Company, assets and liabilities are translated from each subsidiary’s functional currency to the reporting currency at the exchange rate on the balance sheet date.  Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period.  Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

Foreign Currency Risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. Cash and cash equivalents and term deposits of the Group included aggregate amounts of US$196,713,601 and US$197,522,897 at February 28, 2011 and February 29, 2012, respectively, which were denominated in RMB.

Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant tax authorities.  The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive income

Comprehensive income includes net income, unrealized gain (loss) on available-for-sale securities, and foreign currency translation adjustments.  Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk consist primarily of cash and cash equivalents and term deposits. The Group places its cash and cash equivalents and term deposits in financial institutions with high credit ratings.

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, term deposits, available-for-sale securities, accounts payables, amounts due to related parties and income tax payable. The fair value of cash and cash equivalents, term deposits, accounts payables, and amounts due to related parties approximate their carrying amounts reported in the consolidated balance sheets due to the short-term maturity of these instruments. All highly liquid short-term investments purchased with original maturity of three months or less at the date of acquisition are included in cash and cash equivalents.

Net income per share

Basic net income per share is computed by dividing net income attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares.  Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

As of February 28, 2011 and February 29, 2012, information about inputs for the fair value measurements of the Group’s assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	As of February 28, 2011
	Level 1	Level 2		Level 3	Total
Assets:
Available-for-sale securities	$465,709		$—	$—	$465,709
Total	$465,709	$		$—	$465,709

	As of February 29, 2012
	Level 1	Level 2		Level 3	Total
Assets:
Available-for-sale securities	$361,803		$—	$—	$361,803
Total	$361,803	$		$—	$361,803

Recently issued accounting standards

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement, deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. While the FASB is considering the operational concerns about the presentation requirements for reclassification adjustments and the needs of financial statement users for additional information about reclassification adjustments, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect before update the pronouncement issued in June 2011. The Group does not expect the adoption of this pronouncement to have a significant effect except for the presentation of comprehensive income on its consolidated financial statements.

In September 2011, the FASB issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities, both public and nonpublic, test goodwill for impairment. The guidance permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

In December 2011, the FASB issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities. The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group does not expect the adoption of this pronouncement to have a significant effect on its consolidated financial statements.

DISCONTINUED OPERATIONS	12 Months Ended
Feb. 29, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

3.                                      DISCONTINUED OPERATIONS

In October 2010, the Group exited its operations in Qianjing School and Jianli School in order to focus its operation in Wuhan Jianghan School. Accordingly, the operating results of Qianjiang School and Jianli School are presented in the Consolidated Statements of Operations as discontinued operations, net of tax, for all periods presented. A $128,522 impairment loss for the goodwill and a $53,122 impairment loss for the intangible assets of the two schools were recorded in operating results of discontinued operations in the year ended February 28, 2011 (see Note 10).

By the fiscal year ended February 28, 2011, the liquidation process of the two schools has been finished and there were no remaining assets or liabilities associated with discontinued operations in the accompanying consolidated balance sheet as of February 28, 2011. The gain or loss from the liquidation process of the two schools was immaterial. Summarized operating results as discontinued operations in accompanying consolidated statements of operations were as follows for the years ended February 28, 2010, February 28, 2011 and February 29, 2012:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net revenues	$304,976	$169,304	$—
Pre-tax profit/ (loss)	$55,212	$(415,786)	$—
(Provision)/benefits for income taxes	$(13,890)	$81,391	$—
Net income/ (loss)	$41,322	$(334,395)	$—

EXTINGUISHMENT OF LIABILITIES	12 Months Ended
Feb. 29, 2012
EXTINGUISHMENT OF LIABILITIES
EXTINGUISHMENT OF LIABILITIES

4.                                      EXTINGUISHMENT OF LIABILITIES

During the year ended February 28, 2009 the Group renegotiated with the sellers of Wuhan Jianghan School, acquired in July 2008, and $731,092 of acquisition consideration was waived and recorded as a gain resulting from extinguishment of liabilities. In December 2010, $134,370 of remaining unpaid consideration was subsequently waived and recorded as a gain on extinguishment of liabilities for the year ended February 28, 2011.

IMPAIRMENT ON LONG-TERM INVESTMENT	12 Months Ended
Feb. 29, 2012
IMPAIRMENT ON LONG-TERM INVESTMENT
IMPAIRMENT ON LONG-TERM INVESTMENT

5.                                      IMPAIRMENT ON LONG-TERM INVESTMENT

On August 12, 2011, Zhikang acquired 15% equity interest in Beijing Haidian Holiday Culture Training School (“Holiday School”) with consideration of $235,397, recorded as a long-term investment. However, after the investment, Holiday School’s business unexpectedly and quickly deteriorated. Therefore, the long-term investment was fully impaired in the year ended February 29, 2012.

AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Feb. 29, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

6.                                      AVAILABLE-FOR-SALE SECURITIES

In August 2007 and December 2009, the Group bought two securities in mutual funds named Wan Jia He Xie Financing Fund and Guo Du No. 1 An Xin Shou Yi, respectively.

The available-for-sale securities measured and recorded at fair value on a recurring basis were as follows:

Balances as of February 28, 2009	$340,418
Purchase	1,464,231
Changes in fair value	112,708
Foreign exchange difference	799

Balance as of February 28, 2010	$1,918,156
Disposed	(1,470,660)
Changes in fair value	2,850
Foreign exchange difference	15,363

Balance as of February 28, 2011	$465,709

Changes in fair value	(121,895)
Foreign exchange difference	17,989

Balance as of February 29, 2012	$361,803

The company has determined the changes in fair value are deemed to be temporary as of February 29, 2012.

The following provides additional information concerning the Group’s available-for-sale securities:

	As of February 28, 2011				As of February 29, 2012
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$356,580	$109,129	—	$465,709	$374,569	—	$(12,766)	$361,803

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7.                                      PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Prepaid rent	$2,352,630	$3,988,593
Prepayments to suppliers (1)	1,057,742	1,717,996
Deposit with third parties	—	858,028
Staff advances	440,703	559,793
Interest receivable	396,180	631,510
ADR receivable	108,444	368,711
Receivable from the sale of study cards	1,421	312,944
Others	389,809	574,400
	$4,746,929	$9,011,975

(1)         Advance payments primarily for advertising and purchases of PPE.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Feb. 29, 2012
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.                                      PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Building	$—	$63,416,230
Leasehold improvement	5,351,588	10,196,222
Computer, network equipment and software	5,226,024	10,039,490
Vehicles	784,854	1,002,949
Office equipment and furniture	730,896	1,490,734
	12,093,362	86,145,625
Less: accumulated depreciation and amortization	(4,578,037)	(9,419,406)
	$7,515,325	$76,726,219

For the years ended February 28, 2010, February 28, 2011 and February 29, 2012, depreciation expenses were $1,272,074, $2,790,061, and $5,203,847, respectively.

INTANGIBLE ASSETS, NET	12 Months Ended
Feb. 29, 2012
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

9.                                      INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Domain names	$1,846,858	$1,846,858
Partnership agreement	405,475	349,783
Student base	315,545	221,082
Trade name	262,360	262,360
Non-compete agreement	19,200	17,012
Education license	9,902	4,509

Less: accumulated amortization	(2,252,379)	(2,584,109)
Add: foreign exchange difference	49,824	66,028
	$656,785	$183,523

Domain names were acquired from third parties and the rest of intangible assets were recorded as a result of acquisitions in the year ended February 28, 2009.

The Group recorded amortization expense of $841,193, $715,038, and $490,883 for the years ended February 28, 2010, February 28,2011 and February 29, 2012, respectively.

Estimated amortization expenses of the existing intangible assets for the next five years are $28,601, $28,601, $28,601,$28,601, and $28,601, respectively.

GOODWILL	12 Months Ended
Feb. 29, 2012
GOODWILL.
GOODWILL

10.                               GOODWILL

Changes in the carrying amount of goodwill for the years ended February 28, 2011 and February 29, 2012 consisted of the following:

	As of February 28, 2011	As of February 29, 2012
Goodwill
Beginning balance	$763,802	$662,583
Impairment	(128,522)	(139,660)
Foreign exchange difference due to translation	27,303	25,902

Ending balance	$662,583	$548,825

Accumulated goodwill impairment
Beginning balance	$(1,256,084)	$(1,384,606)
Impairment	(128,522)	(139,660)

Ending balance	$(1,384,606)	$(1,524,266)

On November 30, 2010 the Group made an impairment test on goodwill related to the purchase of Qianjiang and Jianli School, which was triggered by their deteriorating performance. As a result a $128,522 impairment loss for the goodwill from the acquisition of the two schools was recognized in operating results of discontinued operations. The two schools were liquidated in the year ended February 28, 2011(see Note 3).

On August 31, 2011 the Group made an impairment test on goodwill related to purchase of a business in Tianjin in the fiscal year ended February 28, 2009, which was triggered by their deteriorating performance. As a result, a $139,660 impairment loss for the goodwill was recognized in operating results for the year ended February 29, 2012.

The Group incurred $nil, $128,522, and $139,660 impairment loss on goodwill for the years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively.

LONG-TERM PREPAYMENTS	12 Months Ended
Feb. 29, 2012
LONG-TERM PREPAYMENTS
LONG-TERM PREPAYMENTS

11.                               LONG-TERM PREPAYMENTS

	As of	As of
	February 28,	February 29,
	2011	2012

Prepaid for teaching materials development (1)	$—	$1,099,547
Prepaid for acquisition of license (2)	—	823,934
	$—	$1,923,481

(1)         The Group signed two agreements with McGraw-Hill Hong Kong Limited to develop two sets of English teaching materials with the total amount of $1,636,609. As of February 29, 2012, the prepayment was $1,099,547, and subsequently in April 2012 the Group recorded intangible assets of $715,023 upon delivery of one set of the teaching materials. The remaining set of the teaching materials is expected to be delivered during the year ended February 28, 2013.

(2)         In September 2011, the Group entered into acquisition agreements to obtain the study-abroad intermediary service operating license, for which the Group prepaid $823,934. The Group is in the process of changing the legal representative recorded on the license and expects to complete the process during the year ended February 28, 2013.

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Feb. 29, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12.                              ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of	As of
	February 28,	February 29,
	2011	2012

Accrued employee payroll and welfare benefits	$4,815,701	$9,614,318
Other taxes payable	1,770,780	2,362,052
Proceeds from employees’ transferring stocks (1)	—	885,869
Professional service fee payable	684,931	478,890
Enrollment fees collected for sponsors	307,536	281,293
Accrued teaching material costs	—	465,627
Accrued advertising expenses	—	231,600
Payable for acquisition of Wuhan Jianghan School	33,783	35,274
Payable for investment in Holiday School	—	95,337
Others	441,249	833,930

Total	$8,053,980	$15,284,190

(1)         During the year ended February 29, 2012, the Company acts as a custodian for non-vested shares awards granted to employees under the 2010 Share Incentive Plan. Subsequent to the vesting of such awards and at the request of an employee, the Company will sell the related shares and take delivery of the sale proceeds; upon the payment of related withholding taxes, the proceeds are forwarded to the employee, which is generally within a few weeks.

INCOME TAXES	12 Months Ended
Feb. 29, 2012
INCOME TAXES
INCOME TAXES

13.                               INCOME TAXES

Cayman Islands

The Company is a tax-exempted company incorporated in the Cayman Islands.

Hong Kong

Xueersi Hong Kong was established in Hong Kong and is subject to Hong Kong Profits Tax on its activities conducted in Hong Kong. It is subject to Hong Kong profit tax at 16.5%. No provision for Hong Kong Profits tax has been made in the consolidated financial statements as it has no assessable income for the years ended February 28, 2010, February 28, 2011 and February 29, 2012.

PRC

Effective from January 1, 2008, a new Enterprise Income Tax Law, or (“the New EIT Law”), combined the previous income tax laws for foreign invested and domestic invested enterprises in the PRC by the adoption a unified tax rate of 25% for most enterprises with the following exceptions.

Certain qualified high and new technology enterprises that meet the definition of “high and new technology enterprise strongly supported by the state” (“HNTE”) could benefit from a preferential tax rate of 15%.  Xueersi Education qualified as a HNTE under the New EIT Law effective from January 1, 2008 and was eligible for the re-examination of HNTE from January 1, 2011, therefore it would be entitled to a preferential tax rate of 15% until the calendar year of 2013.  In addition, since the entity is located in a high technology zone in Beijing and qualified as a high-tech company, it was entitled to a three-year exemption from EIT from calendar year 2006 to 2008 and a further reduction to 7.5% from calendar year 2009 to 2011.

TAL Beijing was qualified as “Newly Established Software Enterprise” and therefore it was entitled to a two-year exemption from EIT from calendar year 2009 to 2010 and a further reduction to 12.5% from calendar year 2011 to 2013.

Yidu Huida was qualified as “Newly Established Software Enterprise” and therefore it was entitled to a two-year exemption from EIT from calendar year 2011 to 2012 and a further reduction to 12.5% from calendar year 2013 to 2015.

Provision (credit) for income tax consisted of the following:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Current
- PRC income tax expenses	$1,908,672	$3,232,563	$4,452,076
Deferred
- PRC income tax expenses	(544,037)	(604,473)	(295,626)

Total	$1,364,635	$2,628,090	$4,156,450

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of	As of
	February 28,	February 29,
	2011	2012

Current deferred tax assets:
Accrued payroll	$1,062,994	$1,730,992
Unrealized loss on available-for-sale securities	73,794	108,167
Less: valuation allowance	(53,856)	(109,401)

Current deferred tax assets, net	1,082,932	1,729,758

Non-current deferred tax assets:
Property and equipment	277,290	197,248
Intangible assets	273,324	317,169
Investment loss from discontinued operations (1)	120,528	—
Tax losses carry-forward deferred tax assets	261,031	727,105
Less: valuation allowance	(264,077)	(751,300)

Non-current deferred tax assets, net	668,096	490,222

Non-current deferred tax liabilities:
Intangible assets	85,248	45,881
Accrued ADR income	32,533	110,613

Non-current deferred tax liabilities	$117,781	$156,494

(1)                                 In February 2011, the liquidation of Qianjiang School and Jianli School were completed. Xueersi Network, the parent company of Qianjiang School and Jianli School, recognized $482,112 investment loss in its PRC statutory account. Corresponding tax benefit was realized in the year ended February 29, 2012 after approved by tax authorities.

As of February 29, 2012, tax loss carry-forward amounted to $2,908,420 and would expire by the end of calendar year 2017.  The Company operates its business through its subsidiaries, its VIEs and their subsidiaries.  The Group does not file combined or consolidated tax returns, therefore, losses from individual subsidiaries or the VIEs and their subsidiaries may not be used to offset other subsidiaries’ or VIEs’ earnings within the Group. Valuation allowance is considered on each individual subsidiary and VIE basis. A valuation allowance of $860,701 had been established as of February 29, 2012, in respect of certain deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Under U.S. GAAP, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary.  However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means.  The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority.  An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.  Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.  The Group has concluded that there are no significant uncertain tax positions requiring recognition in financial statements for the years ended February 28, 2010, February 28, 2011 and February 29, 2012. The Group did not incur any significant interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future periods.

According to the PRC Tax Administration and Collection Law, the tax authority may require the taxpayer or the withholding agent to make delinquent tax payment within three years if the underpayment of taxes is resulted from the tax authority’s act or error. No late payment surcharge will be assessed under such circumstances.  The statute of limitation will be three years if the underpayment of taxes is due to the computational errors made by the taxpayer or the withholding agent.  Late payment surcharge will be assessed in such case.  The statute of limitation will be extended to five years under special circumstances which are not clearly defined (but an underpayment of tax liability exceeding RMB 0.1 million is specifically listed as a “special circumstance”).  The statute of limitation for transfer pricing related issue is ten years. There is no statute of limitation in the case of tax evasion.  Therefore, the Group is subject to examination by the PRC tax authorities based on the above.

Reconciliation between the provision for income taxes computed by applying the PRC EIT rates of 25% in fiscal year 2010, 2011 and 2012 to income before income taxes and the actual provision for income tax was as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net income before provision for income tax	$15,568,272	$27,003,635	$28,470,103
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	3,892,068	6,750,909	7,117,526

Expenses not deductible	289,858	428,150	586,348
Effect of income tax exemptions	(3,070,154)	(6,001,819)	(4,752,840)
Effect of income tax rate difference in other jurisdictions	3,850	1,523,418	670,220
Change in valuation allowance	249,013	(72,568)	535,196

Provision for income tax	$1,364,635	$2,628,090	$4,156,450

If Xueersi Education, Yidu Huida and TAL Beijing were not in a tax holiday period for the years ended February 28, 2010, February 28, 2011 and February 29, 2012, the increase in income tax expenses and net income per share amounts would be as follows:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Increase in income tax expenses	$3,070,154	$6,001,819	$4,752,840
Net income per common share-basic	$0.09	$0.14	$0.13
Net income per common share-diluted	$0.09	$0.13	$0.13

New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC.  The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc, occurs within the PRC.  Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes.  If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax.  In the case of dividends paid by PRC subsidiaries, the withholding tax would be 10%.

All undistributed earnings are presumed to be transferred to the parent company and are subject to withholding tax. However, the Chinese tax authorities clarified that distributions made out of earnings prior to but distributed after January 1, 2008 will not be subject to withholding tax. The aggregate undistributed earnings of the Company’s  subsidiaries, VIEs and VIEs’ subsidiaries located in the PRC that are available for distribution are $50,418,792 and $79,515,168 as of February 28, 2011 and February 29, 2012, respectively. Upon distribution of such earnings, the Company will be subject to PRC taxes, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because it intends to permanently reinvest all earnings in China and the aforementioned subsidiaries do not intend to declare dividends to the Company.

COMMON SHARES	12 Months Ended
Feb. 29, 2012
COMMON SHARES
COMMON SHARES

14.                               COMMON SHARES

The Company presently has two classes of common shares, namely, Class A and Class B common shares, following the issuance of Class A common shares upon the IPO in October 2010.

Holders of Class A common shares and Class B common shares have the same rights except for voting and conversion rights.  In respect of matters requiring shareholders’ vote, each Class A common share is entitled to one vote, and each Class B common share is entitled to ten votes.  Each Class B common share is convertible into one Class A common share at any time by the holder thereof.  Class A common shares are not convertible into Class B common shares under any circumstances.

In January 2008, the Company issued 1,000 Class B common shares at par value of $0.001.

In January 2009, the Company issued 119,999,000 Class B additional common shares proportionally to the existing founding shareholders at par value.  This issuance is considered as an issuance with nominal consideration and has been therefore treated in a manner akin to a stock split and the computations of basic and diluted net income per share were adjusted retroactively for all periods presented.  The Class B common shares subscription receivable was fully paid by the founding shareholders in June 2010.

In October 2010, the Company issued 13,800,000 American Depository Shares (representing 27,600,000 Class A common shares in the IPO). The net proceeds from IPO are $127.0 million.  At the same time, 5,000,000 Series A convertible redeemable preferred shares were automatically converted into 5,000,000 Class B common shares.

During the year ended February 29, 2012, pursuant to stock plan, 2,358,044 Class A common shares were issued to employees and converted into 1,179,022 American Depository Shares (ADS) (representing 2,358,044 Class A common shares).

During the year ended February 29, 2012, 15,319,000 Class B common shares were converted into 15,319,000 Class A common shares pursuant to the terms of the Article of Association.

During the year ended February 29, 2012, the board of directors authorized a share repurchase program, whereby the Company may repurchase of up to $50.0 million of ADSs during the period from October 24, 2011 through October 23, 2012. As of February 29, 2012, the Company has not repurchased any of the ADSs under this share repurchase program.

NET INCOME PER SHARE	12 Months Ended
Feb. 29, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

15.                               NET INCOME PER SHARE

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2010	2011	2012

Net income from continuing operations	$14,203,637	$24,375,545	$24,313,653
Net income/ (loss) from discontinued operations	41,322	(334,395)	—

Net income	$14,244,959	$24,041,150	$24,313,653

Shares (denominator):
Weighted average shares outstanding Basic	120,000,000	131,911,539	154,000,219
Dilutive effect of preferred shares	5,000,000	3,173,077	—
Dilutive effect of non-vested shares award	—	1,361,019	1,874,162
Diluted	125,000,000	136,445,635	155,874,381

Net income per common share attributable to TAL Education Group shareholders-basic
Basic from continuing operations	$0.11	$0.18	$0.16
Basic from discontinued operations	$0.00	$(0.00)	$—

Net income per common share attributable to TAL Education Group shareholders-basic(1)	$0.11	$0.18	$0.16

Net income per common share attributable to TAL Education Group shareholders-diluted
Diluted from continuing operations	$0.11	$0.18	$0.16
Diluted from discontinued operations	$0.00	$(0.00)	$—

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.11	$0.18	$0.16

(1)                                 Our common shares are divided into Class A common shares and Class B common shares.  Holders of our Class A common shares and Class B common shares have the same dividend rights. And therefore we have not presented earnings per share for each separate class.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 29, 2012
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

16.                               COMMITMENTS AND CONTINGENCIES

Lease commitment

The Group leases certain office premises under non-cancellable leases, the term of which are ten years or less and are renewable upon negotiation.  Rental expenses under operating leases for the years ended February 28, 2010, February 28, 2011 and February 29, 2012 were $9,862,702, $15,457,321 and $26,212,907, respectively.

Future minimum payments under non-cancellable operating leases as of February 29, 2012 were as follows:

Fiscal year ending
February 2013	$27,879,633
February 2014	21,484,200
February 2015	14,288,355
February 2016	7,075,978
February 2017 and after	3,963,074
Total	$74,691,240

Contingencies

The Group is required to obtain and maintain various licenses and permits and fulfill registration and filing requirements in order to operate its after-school tutoring business. As of February 29, 2012, the Group is in the process of preparing filings and applying for the requisite operating permits for certain learning centers. If the Group fails to comply with the applicable legal requirements concerning obtaining and maintaining applicable licenses and permits and fulfilling applicable registration and filing requirements to operate its after-school tutoring business, including any failure to cure non- compliances in a timely manner, there is reasonable possibility that it may be subject to fines, confiscation of the gains derived from its noncompliant operations or the suspension of its noncompliant operations. Such contingent liability is not probable and cannot be reasonably estimated.

SEGMENT INFORMATION	12 Months Ended
Feb. 29, 2012
SEGMENT INFORMATION
SEGMENT INFORMATION

17.                               SEGMENT INFORMATION

The Group is mainly engaged in after-school tutoring in the PRC.  The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews results of operations by geographic location (i.e. city rather than learning centers), each location constituting a subsidiary of the Group, when making decisions about allocating resources and assessing performance of the Group.  Consequently, the Group has determined that each location represents an operating segment.  However, under the aggregation criteria set forth in the U.S. GAAP with respect to segment reporting, the Group operates in only one reportable segment as all of its operating segments have similar economic characteristics and provide the same tutoring services.

MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Feb. 29, 2012
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

18.                               MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees.  The PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries.  Total provisions for such employee benefits were $1,819,178, $3,260,508, and $8,827,425 for the years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively.

STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Feb. 29, 2012
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

19.                               STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations, PRC entities are required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable statutory reserve, which includes a statutory surplus reserve and a statutory welfare reserve (the “reserve fund”), and a development fund.  The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as statutory surplus reserve until the balance reaches 50% of the PRC entity registered capital.

In private school sector, the PRC laws and regulations require that certain amount should be set aside prior to payments of dividend as development fund.  In the case of private school that requires reasonable returns, this amount should be no less than 25% of the annual net income of the school, while in the case of private school that does not require reasonable returns, this amount should be no less than 25% of annual increase in the net assets of the school, if any.

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities.  For the years ended February 28, 2011 and February 29, 2012, the Group made apportions of $1,773,841 and $432,678 to the statutory surplus reserve, respectively, and $1,609,413 and $1,829,338 to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distribution by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group.  Amounts restricted include paid-in capital and the statutory reserve of the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries.  As of February 28, 2011 and February 29, 2012, paid-in capital of such entities was $8,663,643 and $10,434,331, respectively, and statutory reserve was $8,240,697 and $10,502,713, respectively. The total of restricted net assets was therefore $16,904,340, and $20,937,044, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Feb. 29, 2012
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

20.                               RELATED PARTY TRANSACTIONS

The Group had the following balances with related parties as of February 28, 2011 and February 29, 2012, respectively:

(a)                                 Amount due to the founding shareholder

	As of	As of
	February 28,	February 29,
	2011	2012

Founding shareholder	$79,893	$—

The amount as of February 28, 2011 represented acquisition consideration paid by one founding shareholder on behalf of the Group and it was repaid in September 2011.

SHARE-BASED COMPENSATION	12 Months Ended
Feb. 29, 2012
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

21.                               SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plans permit the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans.  The maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the stock incentive plan is 18,750,000 shares.

On July 26, 2010, before its initial public offering, the Company granted 5,419,500 nonvested shares under this share incentive plan to executive officers and employees. The estimated fair value of the ordinary share on the grant date was $4.05 per share which was determined based on a valuation performed by American Appraisal China Limited. The market approach was used and the Company considered the estimated initial public offering price and applied a discount for the lack of marketability to reflect the fact that there was no ready public market for common shares before its IPO. These nonvested shares vest as follows: (1) 100% of 945,100 nonvested shares vest on the first anniversary of the date of grant, (2) 831,400 nonvested shares vest in two equal batches on each of the next two anniversaries of the date of grant, and (3) 3,643,000 nonvested shares vest in four equal batches on each of the next four anniversaries of the date of grant.

On February 19, 2011, the Company entered into an amendment with one officer to change the original 4 years’ vesting period to 1 year for his 70,000 nonvested shares. This modification did not result in any incremental expense and the remaining unrecognized compensation expense of $243,111 for this officer is recognized over the remaining service period.

On April 8, 2011, the Company granted 409,300 nonvested shares to employees and independent directors. These nonvested shares vests as follows: (1) 337,300 nonvested shares vest proportionally over the period beginning July 2011 through January 2015, and (2) 72,000 nonvested shares vest in three equal batches on October 19 of each year for three years subsequent to the date of grant.

In June 2011, the Company entered into an amendment with one of independent directors to change the vesting date for his 12,000 nonvested shares from the original date of October 19, 2011 to June 13, 2011. Additionally, on August 17, 2011, the Company modified the vesting period of another officer’s 52,500 nonvested shares, which was set to vest in three equal batches on July 27 for each of the next three years under its original terms, by stating it will all vest on August 22, 2012. Both of the modifications did not result in any incremental compensation cost and the remaining unrecognized compensation cost of $170,410 for these two persons is recognized over the remaining service period.

On June 13, 2011, the Company granted 136,000 nonvested shares to the independent directors. These nonvested shares vests as follows: (1) 120,000 nonvested shares vest in three equal batches on each of the next three anniversaries of the date of grant, and (2) 16,000 will vest in two equal batches on each of the next two anniversaries of the date of grant.

On July 26, 2011, the Company granted 40,800 nonvested shares to employees. For each of the next succeeding four anniversaries of the date of grant, 12,000, 10,200, 10,200 and 8,400 nonvested shares vest, respectively.

The total compensation expense is recognized on a straight-line basis over the respective vesting periods.  The Group recorded a related compensation expense of $5,306,472, and $7,901,243 for the year ended February 28, 2011 and February 29, 2012, respectively.

Table below shows the summary of share based compensation:

	For the year ended	For the year ended
	February 28,	February 29,
	2011	2012

Cost of revenues	$521,387	$417,984
Selling and marketing	$975,114	$1,497,266
General and administrative	$3,809,971	$5,985,993
Total	$5,306,472	$7,901,243

The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	nonvested	average grant date
	shares	fair value

Outstanding as of March 1, 2010	—	—
Granted	5,419,500	4.05
Forfeited	68,700	4.05
Vested	—	—

Outstanding as of February 28, 2011	5,350,800	4.05

Granted	586,100	5.40
Forfeited	154,550	4.42
Vested	2,379,740	4.10

Outstanding as of February 29, 2012	3,402,610	4.23

As of February 29, 2012, the unrecognized compensation expense related to the non-vested share awards amounted to $10,934,140, which will be recognized over a weighted-average period of 1.6 years. The total fair value of non-vested shares that vested during the years ended February 28, 2010, February 28, 2011 and February 29, 2012 was $nil, $nil and $9,756,934.

CAPITAL CONTRIBUTION	12 Months Ended
Feb. 29, 2012
CAPITAL CONTRIBUTION
CAPITAL CONTRIBUTION
22. CAPITAL CONTRIBUTION The founding shareholders contributed $219,743, $nil, and $nil capital during the years ended February 28, 2010, February 28, 2011 and February 29, 2012, respectively.

DISTRIBUTION TO SHAREHOLDERS	12 Months Ended
Feb. 29, 2012
DISTRIBUTION TO SHAREHOLDERS
DISTRIBUTION TO SHAREHOLDERS

23.                               DISTRIBUTION TO SHAREHOLDERS

On September 29, 2010, a $30 million cash dividend was declared to the Company’s then existing shareholders and payable upon the completion of the IPO. Cayman Companies Law permits, subject to a solvency test and the provisions, if any, of the Company’s memorandum and articles of association, the payment of dividends and distributions out of the share premium account. The amount was paid in full as a reduction of additional paid-in capital.

SUBSEQUENT EVENTS	12 Months Ended
Feb. 29, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.                               SUBSEQUENT EVENTS

On March 1, 2012, the Company granted 6,845,800 non-vested shares to employees with vesting periods ranging from approximate 1 year to 11 years. The fair value per non-vested shares granted was $5.56, which is equal to the market closing price of the Company’s ADSs on the NewYork Stock Exchange as of the grant date.

On March 28, 2012, the Group obtained 6% equity interest in Beijing Century Mingde Education Technology Co., Ltd. with a consideration of RMB 15 million.